Consolidated Statements of Financial Position (Unaudited) - CAD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021
CURRENT ASSETS
Cash	$ 690	$ 1,973
Receivables and other current assets	282	75
Due from related party	1,623	199
TOTAL CURRENT ASSETS	2,595	2,247
NON-CURRENT ASSETS
Equipment	15	16
Exploration and evaluation assets	39,174	39,099
Investment	186	321
TOTAL NON-CURRENT ASSETS	39,375	39,436
TOTAL ASSETS	41,970	41,683
LIABILITIES
Trade payables and accrued liabilities	777	480
TOTAL LIABILITIES	777	480
EQUITY
Share capital - preferred	591	591
Share capital – common	93,970	93,451
Reserve	4,051	4,252
Deficit	(57,419)	(57,091)
TOTAL EQUITY	41,193	41,203
TOTAL LIABILITIES AND EQUITY	$ 41,970	$ 41,683